Note 6 - Employee Benefit Plans (Details) - Estimated Future Benefit Payments (USD $)	Dec. 31, 2014
Estimated Future Benefit Payments [Abstract]
2015	$ 2,470,000
2016	1,480,000
2017	2,160,000
2018	1,290,000
2019	1,290,000
2020-2024	$ 7,410,000